Lincoln Investor Advantage® RIA Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2026
This updating summary prospectus summarizes certain changes to key features of the Lincoln Investor Advantage® RIA variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln Investor Advantage® RIA contract.
The prospectus for the Lincoln Investor Advantage® RIA variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus.
1

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
Purchase Payments. You must obtain our approval for Purchase Payments totaling $5 million or more where the only optional benefits elected are the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit and $1 million or more for all other contracts. At the Company’s discretion, either amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Summary of Investment Option Changes:
The following is a summary of changes to the investment options available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Investment Options Available Under The Contract.
Fund Addition(s):
●
LVIP American Funds Vanguard Active Passive Growth Fund (Service Class)
The following fund(s) will be available on or about May 18, 2026. Please consult your financial professional.
●
LVIP ClearBridge Appreciation Fund (Standard Class)
●
LVIP ClearBridge Dividend Strategy Fund (Standard Class)
●
LVIP ClearBridge Large Cap Value Fund (Standard Class)
Fund Name Changes:

Former Fund Name	New Fund Name
ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund
Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. International Growth Fund
LVIP American Century Disciplined Core Value Fund	LVIP Avantis Large Cap Value Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund	LVIP Global Equity Managed Volatility Fund
LVIP Macquarie Bond Fund	LVIP Franklin Templeton Core Bond Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie High Yield Fund	LVIP Nomura High Yield Fund
LVIP Macquarie Mid Cap Value Fund	LVIP Nomura Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund	LVIP Nomura Social Awareness Fund
LVIP Macquarie U.S. Growth Fund	LVIP Nomura U.S. Growth Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund
LVIP SSGA Bond Index Fund	LVIP State Street Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund	LVIP State Street Conservative Index Allocation Fund
2

Former Fund Name	New Fund Name
LVIP SSGA Emerging Markets Equity Index Fund	LVIP State Street Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund	LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund	LVIP State Street International Index Fund
LVIP SSGA International Managed Volatility Fund	LVIP State Street International Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund	LVIP State Street Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund
LVIP SSGA Nasdaq-100 Fund	LVIP State Street Nasdaq-100 Index Fund
LVIP SSGA S&P 500 Index Fund	LVIP State Street S&P 500 Index Fund
LVIP SSGA Short-Term Bond Index Fund	LVIP State Street Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund	LVIP State Street Small-Cap Index Fund
Macquarie VIP Asset Strategy Series	Nomura VIP Asset Strategy Series
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Energy Series	Nomura VIP Energy Series
Macquarie VIP High Income Series	Nomura VIP High Income Series
Macquarie VIP Mid Cap Growth Series	Nomura VIP Mid Cap Growth Series
Macquarie VIP Science and Technology Series	Nomura VIP Science and Technology Series
Macquarie VIP Small Cap Growth Series	Nomura VIP Small Cap Growth Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series
MFS® VIT II International Intrinsic Value Portfolio	MFS International Intrinsic Equity Portfolio

Fund Reorganizations:
●
The LVIP Macquarie Wealth Builder Fund was reorganized into the LVIP Structured Moderate Allocation Fund on October 31, 2025.
●
The LVIP Western Asset Core Bond Fund was reorganized into the LVIP Franklin Templeton Core Bond Fund on October 31, 2025.
The following fund reorganization(s) will take place on or about June 5, 2026. Please consult your financial professional.
●
The LVIP American Century Large Company Value Fund will be reorganized to merge into the LVIP American Century Value Fund, subject to shareholders approval.
●
The LVIP Multi-Manager Global Equity Managed Volatility Fund will be reorganized to merge into the LVIP Global Equity Managed Volatility Fund, subject to shareholders approval.
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Important Information You Should Consider About the Lincoln Investor Advantage® RIA Variable Annuity Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No: There are no surrender charges associated with this Contract.			●N/A
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.			●N/A
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
●Fee Tables ●Examples ●Charges, Other Deductions, and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract	0.42%[1]	0.42%[1]
	Fund fees and expenses	0.19%[2]	3.23%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	0.40%[1]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $726	Highest Annual Cost: $3,828
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No additional Purchase Payments, transfers, or withdrawals ●No advisory fees
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No advisory fees

4

	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Surrenders and Withdrawals ●Fixed Side of the Contract
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
●Principal Risks ●Fixed Side of the Contract
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes:
●Not all investment options may be available for investment under your Contract.
●The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●You are generally restricted to no more than 12 transfers between investment options per Contract Year.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract ●Appendix A – Investment Options Available Under the Contract
5

	RESTRICTIONS	Location in Prospectus
Are there any Restrictions on Contract Benefits?
Yes:
●Optional benefits may have limitations or restrictions, including the investment options that you may select under the Contract. We may change these restrictions in the future.
●You are required to have a certain level of Contract Value for new elections of i4LIFE®
Advantage.
●We may modify or stop offering an optional benefit that is currently available at any time.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and may be subject to federal and state income taxes and a 10% federal penalty tax. For more details, see Advisory Fee Withdrawals.
●The Contracts ●Death Benefits ●Benefits Available Under the Contract – Advisory Fee Withdrawals for Optional Rider(s) ●Federal Tax Matters – Payment of Investment Advisory Fees
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
●Your financial professional may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else.)
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts
Should I Exchange My Contract?
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
●The Contracts – Replacement of Existing Insurance
6

Appendix A — Investment Options Available Under The Contract
Variable Options
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is not available in contracts issued on or after May 24, 2021.	0.82%	2.89%	8.75%	8.55%
To maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Global Opportunity Portfolio - Class I	1.41%[2]	1.55%	6.62%	9.71%
Investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index.	ALPS/Alerian Energy Infrastructure Portfolio - Class I	0.95%	5.09%	22.54%	11.11%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 1 advised by Capital Research and Management Company	0.31%[2]	8.92%	0.57%	1.94%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 1 advised by Capital Research and Management Company	0.29%	16.16%	9.24%	10.05%
To provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 1 advised by Capital Research and Management Company	0.27%[2]	20.69%	9.36%	7.84%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 1 advised by Capital Research and Management Company	0.40%[2]	21.98%	8.51%	12.46%
Long-term growth of capital.	American Funds® IS Global Small Capitalization Fund - Class 1 advised by Capital Research and Management Company	0.65%[2]	14.89%	0.73%	7.50%
Growth of capital.	American Funds® IS Growth Fund - Class 1 advised by Capital Research and Management Company	0.33%	20.54%	13.66%	18.26%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 1 advised by Capital Research and Management Company	0.28%	18.37%	14.19%	14.20%
Long-term growth of capital.	American Funds® IS International Fund - Class 1 advised by Capital Research and Management Company	0.47%[2]	27.04%	3.66%	7.26%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 1 advised by Capital Research and Management Company	0.57%[2]	28.60%	5.59%	9.53%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 1 advised by Capital Research and Management Company	0.25%[2]	17.50%	14.17%	12.65%
Capital appreciation.	ClearBridge Variable Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.87%	13.32%	5.24%	7.47%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.82%	4.35%	4.50%	7.50%
Total return.	Columbia VP Commodity Strategy Fund - Class 1	0.73%[2]	15.48%	12.76%	6.75%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 1	0.73%	12.78%	1.70%	4.28%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 1	0.70%[2]	7.32%	2.20%	4.28%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc. This fund is not available in contracts issued on or after May 24, 2021.	0.93%	10.50%	5.29%	4.89%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - ADV Class	0.94%	4.34%	4.90%	4.69%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.41%	15.25%	9.52%	11.13%
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio - Initial Class	0.61%	6.80%	8.10%	12.51%
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio - Initial Class	0.61%	-2.98%	3.70%	5.87%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
Capital appreciation.	Fidelity® VIP Financials Portfolio - Initial Class	0.60%	15.18%	16.45%	13.40%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class This fund is not available in contracts issued on or after May 24, 2021.	0.59%[2]	14.13%	5.78%	7.24%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.55%	11.75%	10.10%	10.59%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Initial Class	0.63%	8.85%	3.07%	4.66%
Capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class	0.56%	23.36%	16.83%	23.76%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	-2.26%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
Total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio - Class I	1.28%[2]	9.69%	5.34%	6.63%
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	11.75%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	19.53%	6.45%	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.17%[2]	7.71%	6.11%	5.91%
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 1	0.57%[2]	12.98%	5.97%	7.58%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%	12.87%	7.92%	7.57%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I This fund is not available in contracts issued on or after May 24, 2021.	0.59%	12.76%	6.69%	7.70%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1 This fund is not available in contracts issued on or after May 24, 2021.	0.69%	11.81%	9.49%	7.80%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.64%	12.05%	9.77%	12.37%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 1	0.66%[2]	7.90%	9.13%	10.09%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.84%	2.70%	1.27%	10.16%
To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs VIT Government Money Market Fund - Institutional Shares	0.18%[2]	4.20%	3.18%	2.12%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	1.75%[2]	1.25%	1.23%	1.62%
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IA	0.68%	13.72%	9.96%	11.93%
Total return.	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares This fund is not available in contracts issued on or after May 24, 2021.	0.88%[2]	9.14%	2.53%	5.17%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.75%	17.45%	15.43%	11.95%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I Shares	0.68%	15.74%	10.81%	9.20%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[4] This fund is not available in contracts issued on or after May 24, 2021.	0.34%	11.10%	10.16%	11.39%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I Shares	0.57%	12.81%	8.94%	8.92%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	16.50%	3.68%	6.22%
Capital appreciation.	Invesco V.I. International Growth Fund - Series I Shares	1.00%[2]	16.32%	2.15%	5.64%
Capital appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.84%	8.70%	8.34%	10.59%
Long-term growth of capital. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class[6]	0.85%[2]	12.84%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[3]	0.70%[2]	9.66%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[3]	0.70%[2]	11.90%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.71%[2]	10.16%	N/A	N/A
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	14.59%	-1.17%	11.03%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.72%[2]	5.90%	2.25%	2.62%
Long-term growth of capital.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	14.00%	8.45%	13.65%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	15.47%	6.62%	8.23%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	9.62%	6.49%	8.03%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.79%[2]	6.72%	5.16%	11.47%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.47%[2]	6.60%	0.87%	2.87%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	15.98%	1.85%	6.42%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation This fund will be reorganized to merge into the LVIP American Century Value Fund on or about June 5, 2026, subject to shareholders approval.	0.70%[2]	15.40%	10.01%	9.51%
Long-term capital growth, income is secondary consideration.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.86%[2]	8.99%	8.89%	9.12%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	12.95%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	16.02%	11.65%	10.23%
Long-term capital appreciation. A fund of funds.	LVIP American Funds Vanguard Active Passive Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	N/A	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	17.07%	7.11%	8.92%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	6.17%	1.17%	2.04%
Capital growth; income is a secondary consideration.	LVIP Avantis Large Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation (formerly LVIP American Century Disciplined Core Value Fund)	0.71%[2]	14.86%	8.78%	10.39%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.90%[2]	-9.85%	-0.08%	9.06%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.63%[2]	11.84%	10.41%	8.97%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.43%	8.30%	8.58%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	18.71%	6.10%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.85%	5.76%	2.61%	3.01%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.86%[2]	8.92%	2.71%	3.68%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	7.94%	N/A	N/A
Long-term capital appreciation.	LVIP ClearBridge Appreciation Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 18, 2026. Please consult your financial professional.	0.70%[2]	14.50%	12.72%	13.34%
Long-term capital appreciation; current income and income growth is a secondary objective.	LVIP ClearBridge Dividend Strategy Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 18, 2026. Please consult your financial professional.	0.75%[2]	12.62%	11.86%	12.46%
Long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly ClearBridge Variable Large Cap Growth Portfolio)	0.74%[2]	8.62%	10.57%	14.46%
Long-term growth of capital; current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 18, 2026. Please consult your financial professional.	0.72%[2]	10.20%	10.11%	10.01%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	35.26%	9.65%	8.43%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.75%	35.09%	11.09%	7.16%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.66%	13.14%	13.67%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	15.38%	12.83%	12.99%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.62%[2]	9.02%	11.81%	11.39%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	6.72%	-0.34%	2.54%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	7.25%	-0.44%	2.24%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	34.31%	9.07%	7.89%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	35.59%	11.98%	8.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	18.69%	16.18%	13.54%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	13.59%	11.69%	10.21%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.84%[2]	14.94%	6.29%	N/A
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.70%[2]	13.51%	9.09%	8.29%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.79%[2]	13.54%	5.57%	6.20%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.80%[2]	11.52%	4.70%	5.65%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%	7.40%	-0.04%	2.11%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.85%	4.67%	5.82%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%	4.72%	9.63%	8.77%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.68%[2]	12.10%	4.39%	5.54%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.78%[2]	1.51%	9.02%	7.33%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%[2]	5.19%	1.87%	2.33%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%	10.27%	6.40%	8.95%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	14.54%	13.69%	14.84%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	17.59%	9.25%	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	19.11%	7.09%	9.73%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	13.06%	10.00%	10.10%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	6.39%	-3.30%	0.36%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	36.38%	11.24%	7.90%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021. This fund will be reorganized to merge into the LVIP Global Equity Managed Volatility Fund on or about June 5, 2026, subject to shareholders approval.	0.80%[2]	15.81%	10.15%	10.15%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.76%	3.35%	2.77%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.26%	4.07%	5.88%
Maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%	13.35%	11.72%	10.68%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	8.85%	9.10%	9.65%
Maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.44%	15.06%	12.98%	13.53%
Long-term capital appreciation.	LVIP Nomura U.S. Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%	22.61%	15.81%	16.25%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.83%[2]	1.02%	5.57%	4.04%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	5.47%	1.91%	2.24%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.37%[2]	6.80%	-0.73%	1.67%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP State Street Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Conservative Index Allocation Fund)	0.50%[2]	12.80%	3.71%	5.57%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP State Street Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Emerging Markets Equity Index Fund)	0.50%[2]	33.48%	3.41%	N/A
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund) This fund is not available in contracts issued on or after May 24, 2021.	0.61%[2]	14.37%	6.61%	6.63%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.38%[2]	31.18%	8.66%	8.00%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund)	0.62%[2]	25.00%	6.81%	5.57%
To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.	LVIP State Street Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Mid-Cap Index Fund)	0.35%[2]	7.13%	8.74%	10.34%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.50%	15.64%	5.85%	7.43%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderately Aggressive Index Allocation Fund)	0.50%	17.43%	6.66%	8.18%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP State Street Nasdaq-100 Index Fund - Standard Class[6] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Nasdaq-100 Index Fund)	0.45%	20.49%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.23%	17.60%	14.16%	14.55%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP State Street Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Short-Term Bond Index Fund)	0.36%[2]	5.52%	2.25%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.38%[2]	12.46%	5.73%	9.18%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	13.72%	4.45%	5.61%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	17.28%	7.16%	7.59%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	19.33%	8.27%	8.32%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	11.04%	7.41%	12.90%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is not available in contracts issued on or after May 24, 2021.	0.84%[2]	9.21%	6.17%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	6.33%	-0.45%	1.54%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.30%[2]	16.47%	12.72%	13.79%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	31.56%	7.29%	8.14%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%[2]	2.42%	9.24%	8.53%
Capital appreciation.	MFS International Intrinsic Equity Portfolio - Initial Class advised by Massachusetts Financial Services Company (formerly MFS® VIT II International Intrinsic Value Portfolio)	0.89%[2]	33.26%	7.28%	9.95%
Capital appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	12.19%	11.10%	15.60%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	11.16%	6.42%	7.63%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.78%[2]	15.01%	7.64%	9.49%
Total return.	Nomura VIP Asset Strategy Series - Service Class	0.77%[2]	16.66%	7.07%	7.84%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Standard Class	1.16%[2]	81.26%	8.81%	12.17%
Capital growth and appreciation.	Nomura VIP Energy Series - Service Class	1.10%[2]	11.89%	18.61%	1.74%
To seek to provide total return through a combination of high current income and capital appreciation.	Nomura VIP High Income Series - Service Class	0.97%	7.17%	3.73%	5.56%
Growth of capital.	Nomura VIP Mid Cap Growth Series - Service Class	1.10%[2]	1.18%	-0.08%	10.66%
Growth of capital.	Nomura VIP Science and Technology Series - Service Class	1.15%	33.36%	13.71%	17.20%
Growth of capital.	Nomura VIP Small Cap Growth Series - Service Class	1.15%[2]	13.39%	2.20%	8.69%
Capital appreciation.	Nomura VIP Small Cap Value Series - Standard Class	0.74%	8.16%	9.26%	9.15%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	1.98%[2]	14.34%	5.77%	6.93%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	3.04%[2]	19.07%	10.72%	6.70%
Maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Dynamic Bond Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	0.91%	8.39%	3.16%	3.70%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class advised by Pacific Investment Management Company, LLC	1.02%	15.15%	2.60%	5.22%
Balanced investment composed of a well- diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.63%	14.31%	9.11%	10.44%
Capital appreciation.	Putnam VT Global Health Care Fund - Class IA	0.75%	15.34%	7.99%	8.63%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IA advised by Franklin Advisers, Inc.	0.57%	7.45%	-0.89%	2.15%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.54%	20.66%	15.68%	13.58%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.80%[2]	2.87%	1.44%	9.88%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.63%	10.99%	10.62%	14.98%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 1	0.83%[2]	29.51%	8.52%	6.01%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1 advised by Franklin Advisers, Inc.	0.50%[2]	16.09%	-0.69%	0.11%
Long-term capital appreciation by investing primarily in global resource securities; income is a secondary consideration.	VanEck VIP Global Resources Fund - Initial Class Shares	1.08%	36.48%	10.51%	8.33%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	0.69%[2]	7.77%	2.74%	4.48%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
4
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

5
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
6
The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market® based on market capitalization. NASDAQ®, and Nasdaq-100 Index®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by The Lincoln National Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by NASDAQ, and NASDAQ makes no representation regarding the advisability of purchasing the fund.
Fixed Options
The Contract offers no fixed account options at this time.

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos.:
333-193274; 811-08517
EDGAR Contract Identifier:
C000138874